Critical accounting estimates and judgments - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($) States
Statements [Line Items]
Provisions related to withholding taxes | €		€ 1.9	€ 2.5
Provisions related to gaming taxes | €		€ 1.5	€ 20.6
Digital Gaming Corporation [Member]
Statements [Line Items]
Number of states in which the business operations are involved | States				5
Standard Bank [Member] | Digital Gaming Corporation [Member]
Statements [Line Items]
Debt instrument face value | $				$ 50
Maximum exposure to credit risk | $				$ 50
Bottom of range [member]
Statements [Line Items]
Estimated useful lives		2 years 6 months
Top of range [member]
Statements [Line Items]
Estimated useful lives		10 years
Discount rate, measurement input [member] | Bottom of range [member]
Statements [Line Items]
Significant unobservable input, assets				19
Discount rate, measurement input [member] | Top of range [member]
Statements [Line Items]
Significant unobservable input, assets				31
royalty rate, measurement input [Member] | Bottom of range [member]
Statements [Line Items]
Significant unobservable input, assets				1
royalty rate, measurement input [Member] | Top of range [member]
Statements [Line Items]
Significant unobservable input, assets				2
Raging River Trading (Pty) Ltd [Member]
Statements [Line Items]
Percentage of outstanding shares entered into call options	100.00%
Percentage of options exercisable		100.00%
Verno Holdings Limited [Member]
Statements [Line Items]
Percentage of options exercisable		100.00%